Borrowings - Pledge and security agreements (Details) $ in Thousands, € in Millions, $ in Millions				12 Months Ended
	Nov. 21, 2021 USD ($)	Nov. 18, 2021 USD ($)	Nov. 18, 2021 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 04, 2021 USD ($)	Apr. 16, 2021 USD ($)
Borrowings
Current portion of non-current borrowings | €							€ 20
Borrowing				$ 1,333,237	$ 1,465,437	$ 1,439,603
Proceeds from borrowings, classified as financing activities				87,846	371,951	366,544
Repayments of borrowings, classified as financing activities				200,475	$ 328,775	$ 266,839
Armenia International Airports C.J.S.C | Puerta del Sur S.A ("PDS")
Borrowings
Secured loans									$ 1,500
Banco de la Repblica Oriental del Uruguay | Puerta del Sur S.A ("PDS")
Borrowings
Borrowing									$ 10,000
Series 2021 Notes | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Principal amount								$ 64,000
Onshore renegotiation - ICBC | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Proceeds from borrowings, classified as financing activities	$ 10,000			$ 7,800
Offshore renegotiation | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Proceeds from borrowings, classified as financing activities		$ 20,800	$ 3,682.0
Repayments of borrowings, classified as financing activities		34,300	6,085.0
Offshore loan with Citibank N.A. | Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Proceeds from borrowings, classified as financing activities		$ 22,300	$ 3,944.0